Annual Total Returns[BarChart] - Hartford Multi-Asset Income and Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.34%	11.21%	20.28%	9.57%	(0.39%)	5.65%	15.12%	(5.32%)	15.08%	6.11%